Offerings	Mar. 26, 2026 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Equity
Security Class Title	Ordinary shares, par value US$0.0000469793497033866 per share
Maximum Aggregate Offering Price	$ 30,000,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 4,143.00
Offering Note	Estimated solely for the purpose of computing the amount of the registration fee pursuant to Rule 457(o) under the Securities Act of 1933, as amended.
Offering: 2
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Ordinary shares, par value US$0.0000469793497033866 per share
Amount Registered | shares	82,107,312
Proposed Maximum Offering Price per Unit	1.95
Maximum Aggregate Offering Price	$ 160,109,258.40
Fee Rate	0.01381%
Amount of Registration Fee	$ 22,111.08
Offering Note	Estimated solely for the purpose of determining the amount of registration fee in accordance with Rule 457(c) under the Securities Act of 1933, based on the average of the high and low trading prices on March 25, 2026 of the Registrant’s ordinary shares listed on Nasdaq Capital Market.